Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,516	$ 12,607	$ 7,219
Accounts receivable, net	81,974	92,444	304,873
Accounts receivable, other			1,011,128
Deposits	466,552		119,589
Other Current Assets	2,385	206,631	9,116
Total current assets	552,427	311,682	1,332,336
Other Assets:
Property, plant and equipment, net	244,879	262,243	470,703
Operating lease right-of-use assets	2,279,245	2,437,358	4,481,445
Deferred tax asset	111,949	111,949	111,949
Total other assets		111,949	231,538
Total assets	3,188,500	3,123,232	6,516,022
Current liabilities:
Accounts payable and accrued expenses	9,132,809	8,410,879	9,777,530
Operating lease liabilities, current portion	297,501	299,244	486,806
Tax payable			215,146
Notes payable, current portion	21,821,446	19,217,018	11,099,954
Total current liabilities	31,251,756	27,927,141	21,579,436
Long term liabilities:
PPP loan payable	1,283,624	1,283,624	1,283,624
Operating lease liabilities, non-current portion	2,297,291	2,442,519	4,058,455
Convertible notes
Total liabilities	34,832,671	31,653,284	26,921,515
Stockholders’ equity (deficit):
Preferred Stock	1	1	1
Common stock, $0.001 par value, 100,000,000 shares authorized 32,958,288 and 32,958,288 shares issued and outstanding at December 31, 2023 and 2022, respectively	32,958	32,958	32,958
Additional paid-in capital	35,323,578	35,369,995	35,323,323
Treasury stock, 74,453 common shares, at cost
Accumulated deficit	(67,000,708)	(63,933,006)	(55,761,775)
Total stockholders’ equity (deficit)	(31,644,171)	(28,530,052)	(20,405,493)
Total liabilities and stockholders’ equity (deficit)	$ 3,188,500	3,123,232	6,516,022
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock		$ 1	$ 1